Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Accounts Receivable, Net [Abstract]
Accounts receivable – third parties	$ 12,904,584	$ 16,647,854		$ 12,656,589
Less: Provision for allowance for credit losses – third parties	(885,721)	(1,142,645)	$ (860,084)	(1,109,571)	$ (751,145)
Accounts receivable, net	$ 12,018,863	$ 15,505,209		$ 11,547,018